Income Taxes - Summary of Provision for Income Taxes Relating to Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current portion:
Federal	$ 50,829	$ 8,357	$ 1,730
State and Local	2,388	1,346	(6,249)
Non U.S.	26,060	28,488	26,646
Total current	79,277	38,191	22,127
Deferred portion:
Federal	47,372	60,372	89,682
State and Local	(6,178)	(4,352)	5,715
Non U.S.	7,566	(7,566)	1,828
Total deferred	48,760	48,454	97,225
Total provision for income taxes	$ 128,037	$ 86,645	$ 119,352